VIA EDGAR

April 19, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Equity Funds
Securities Act File No. 33-8021
Investment Company Act File No. 811-4801

Ladies and Gentlemen:

On behalf of SunAmerica Equity Funds (the “Registrant”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 56 to the Registrant’s Registration Statement under the 1933 Act and Amendment No. 51 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”).

The purpose of the Amendment is to reflect a change in the name of SunAmerica International Equity Fund (the “Fund”), a series of the Registrant, to the “SunAmerica International Dividend Strategy Fund,” along with certain changes to the Fund’s investment goal, principal investment strategy and principal investment techniques and corresponding changes to the Fund’s risks.

It is proposed that the Amendment will become effective 60 days after filing pursuant to Rule 485(a)(1) under the 1933 Act on June 18, 2012.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8813.

Very truly yours,

/s/ Diana N. Huffman
Diana N. Huffman

Enclosures

cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management Corp.
Margery K. Neale, Esq., Willkie Farr & Gallagher LLP

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